Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Components of Earnings Per Share
The components of earnings per share were:

Year Ended December 31 (Dollars and Shares in Millions, Except Per Share Data)	2021		2020		2019
Net income attributable to U.S. Bancorp	$7,963		$4,959		$6,914
Preferred dividends	(303)		(304)		(302)
Impact of preferred stock call and redemption	(17	) (a)	(13	) (b)	–
Earnings allocated to participating stock awards	(38)		(21)		(29)

Net income applicable to U.S. Bancorp common shareholders	$7,605		$4,621		$6,583

Average common shares outstanding	1,489		1,509		1,581
Net effect of the exercise and assumed purchase of stock awards	1		1		2

Average diluted common shares outstanding	1,490		1,510		1,583

Earnings per common share	$5.11		$3.06		$4.16
Diluted earnings per common share	$5.10		$3.06		$4.16
(a)
Represents stock issuance costs originally recorded in preferred stock upon the issuance of the Company’s Series I and Series F Preferred Stock that were reclassified to retained earnings on the date the Company announced its intent to redeem the outstanding shares.

(b)
Represents stock issuance costs originally recorded in preferred stock upon the issuance of the Company’s Series H Preferred Stock that were reclassified to retained earnings on the date the Company announced its intent to redeem the outstanding shares.